Related Party Transactions	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Related party transactions
9.	Related party transactions

The table below sets forth the major related parties and their relationships with the Group as of December 31, 2024 and June 30, 2025:

Names of related parties (in English)	Relationship
Xiamen Yinshan Longchang Investment Partnership (Limited Partnership)	Shareholder of the Company
Cheng’s Investment Group Co., LTD. (Hainan)	Shareholder of the Company
Tianjiu Shared Intelligent Enterprise Service	Shareholder of the Company
Zhang Andong	BoD Chairman and General Manager of Lianzhang Menhu
Xiamen Yiju Tianxia Investment Partnership (Limited Partnership)	Shareholder of the Company
Xiamen Qiushi Intelligent Network Equipment Co., LTD	80% owned by Zhang Andong
Fujian Qiushi Intelligent Co., LTD	Share key management team
Xiamen Qiushi Intelligent Network Technology Co., LTD	Share key management team
Zhang Hongwei	Brother in law of Zhang Andong.
Xiamen Rongguang Information Technology Co., Ltd.	95% owned by Zhang Hongwei
Fujian Henduoka Network Technology Co., Ltd.	95% owned by Xiamen Rongguang Information Technology Co., Ltd.
Xiamen Xueyoubang Network Technology Co.	5% hold by Zhang Hongwei
Xiamen Qiushi intelligence software co., LTD	80% owned by Zhang Andong
Xiamen Dongling Weiye investment partnership (limited partnership)	Shareholder of the Company
Xiamen Zhanghui investment co., LTD	Shareholder of Lianzhang New Community Construction and Development (Jiangsu) Co.
Zhang Runzhe	Chief Executive Officer of LZ Technology
Bengbu Yigong Digital Technology Co., Ltd.	Shareholder of the Company

The following table sets forth the major related parties and the Group’s transactions with them for the six months ended June 30, 2024 and 2025:

(a) Purchases from related Parties

Equipment Purchases

	For the six months ended June 30,
	2024	2025
	RMB	RMB
Related Party	(Unaudited)
Xiamen Qiushi Intelligent Network Technology Co., LTD	(439)	(885)
Total	(439)	(885)

Sub-contract cost

	For the six months ended June 30,
	2024	2025
	RMB	RMB
Related Party	(Unaudited)
Xiamen Qiushi Intelligent Network Technology Co., LTD	(130)	-
Fujian Henduoka Network Technology Co., Ltd.	(21)	-
Total	(151)	-

(b) Rent, utilities and cleaning fees

	For the six months ended June 30,
	2024	2025
	RMB	RMB
Related Party	(Unaudited)
Xiamen Qiushi Intelligent Network Equipment Co., LTD	(606)	(108)
Total	(606)	(108)

(c) Related party balances

Accounts payable- a related party

		As of December 31,	As of June 30,
		2024	2025
		RMB	RMB
Related Party	Nature		(Unaudited)
Xiamen Qiushi Intelligent Network Technology Co., Ltd.	Purchase of goods and services	1,089	871
Accounts payable- a related party		1,089	871

Due from related parties

		As of December 31,	As of June 30,
		2024	2025
		RMB	RMB
Related Party	Nature		(Unaudited)
Fujian Qiushi Intelligent Co., Ltd.	Loan to related parties	15,752	7,750
Xiamen Xueyoubang Network Technology Co., Ltd.	Loan to related parties	5,438	2,146
Bengbu Yigong Digital Technology Co., Ltd.	Loan to related parties	571	456
Xiamen Qiushi Intelligent Network Technology Co., Ltd.	Loan to related parties	2,777	741
Zhang Runzhe	Loan to related parties	-	100
Fujian Henduoka Network Technology Co., Ltd.	Loan to related parties	1,194	-
Xiamen Zhanghui investment co., LTD	Share Transfer	3,152	2,127
Bengbu Yigong Digital Technology Co., Ltd.	Service and commodity purchase from related parties	445	445
Xiamen Qiushi Intelligent Network Technology Co., Ltd.	Service and commodity purchase from related parties	-	284
Xiamen Qiushi Intelligent Network Equipment Co., Ltd.	Service and commodity purchase from related parties	129	129
Zhang Runzhe	Expenses paid on behalf of the Group	-	5
Fujian Henduoka Network Technology Co., Ltd.	Fee collection on behalf of the Group	505	-
Total due from related parties		29,963	14,183

Due to related parties

		As of December 31,	As of June 30,
		2024	2025
		RMB	RMB
Related Party	Nature		(Unaudited)
Zhang Andong	Loan from related parties	64	64
Xiamen Qiushi Intelligent Network Equipment Co., LTD	Loan from related parties	84	-
Zhang Andong	Expenses paid on behalf of the Group	-	111
Fujian Qiushi Intelligent Technology Co., Ltd.	Expenses paid on behalf of the Group	1	-
Tianjiu Shared Intelligent Enterprise Service	Service and commodity purchase from related parties	48	48
Xiamen Qiushi Intelligent Network Equipment Co., LTD	Service and commodity purchase from related parties	-	48
Fujian Henduoka Network Technology Co., Ltd.	Service and commodity purchase from related parties	32	-
Amounts due to related parties		229	271

The amount due to a related party are unsecured interest-free and repayable on demand.

(d)	Guarantee

On August 3, 2022, Zhang Andong, Zhang Hongling, Xiamen Lianzhang Media Co.,Ltd and Xiamen Lianzhanghui Intelligent Technology Co.,Ltd. provided joint guarantees for the loans and borrowings of Fujian Qiushi Intelligent from July 25, 2022 to July 25, 2025. The total principal amount of the creditor’s rights does not exceed the credit limit of RMB5,000 provided by the creditor to the debtor (the maximum amount including interest, liquidated damages, compensation and other amounts of the creditor’s rights is RMB7,500).

On August 15, 2022, Fujian Qiushi Intelligent withdrew RMB 5,000 from the line of credit, which was fully repaid. On September 5, 2023, Fujian Qiushi Intelligent borrowed RMB5,000 from Xiamen Bank, within one-year term maturing on September 5, 2024. On September 2, 2024, Fujian Qiushi Intelligent extended the loan again and repaid RMB500, resulting in an outstanding loan balance of RMB4,500 with a new maturity date of July 25, 2025. Repayments of RMB200, RMB150, and RMB150 were made on December 2, 2024, March 2, 2025, and June 2, 2025, respectively. As of June 30, 2025, the outstanding balance of the borrowing amounted to RMB4,000. Subsequent to June 30, 2025, Fujian Qiushi Intelligence repaid the remaining RMB4,000 on July 24, 2025, and the loan was fully settled thereafter.

On November 2, 2022, Zhang Andong, Xiamen Qiushi Intelligent Network Equipment Co., LTD, and Xiamen Lianzhanghui Intelligent Technology Co.,Ltd. provided joint guarantees for the loans and borrowings of Fujian Qiushi Intelligent from November 4, 2022 to November 4, 2025. The total principal amount of the creditor’s rights does not exceed the credit limit of RMB10,000 provided by the creditor to the debtor.

Fujian Qiushi drew RMB10,000 from international Bank under this facility in 2023 and repayments were made as follows: RMB500 on June 6, 2024; RMB500 on September 6, 2024; and RMB9,000 on October 31, 2024. On October 31, 2024, Fujian Qiushi Intelligence renewed its borrowing from the international bank with a new loan of RMB8,500, valid until March 6, 2025. During the six months ended June 30, 2025, Fujian Qiushi Intelligent repaid RMB500 and RMB8,000 to International Bank on February 1, 2025, and March 6, 2025, respectively. On March 6 and March 7, 2025, Fujian Qiushi Intelligence obtained two new loans of RMB4,000 each from International Bank again and repaid RMB500 on June 6, 2025, and another RMB500 on June 7, 2025. Subsequent to June 30, 2025, Fujian Qiushi Intelligence repaid RMB500 each on September 6 and September 7, 2025 and RMB6,000 on November 3,2025. As of the reporting date, the loan has been fully repaid.

On July 18, 2025, Lianzhang Media Co.,Ltd and Xiamen Lianzhang Media Co.,Ltd provided guarantee for the loans and borrowings of Fujian Qiushi Intelligent from July 18, 2025 to July 18, 2035. The total principal amount of the creditor’s rights does not exceed the credit limit of RMB15,600 provided by the creditor to the debtor. On August 29, 2025, Fujian Qiushi drew RMB7,800 from Xiamen Bank under this facility and the maturity date is August 29, 2026.